Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Text block [abstract]
Dilutive effect of share options on number of ordinary shares excluded	1,841,345
Anti dilutive effect of share options on number of ordinary shares		1,550,200